Non-Convertible Debt	12 Months Ended
Dec. 31, 2018
Disclosure of Non-Convertible Debt [Abstract]
Non-Convertible Debt
9.	Non-Convertible Debt

Details of the Non-Convertible Debt are as follows:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Non-Convertible Debt – beginning of period	$92,268	$65,752
Transition to IFRS 9 (Note 2)	813	-
Non-Convertible Debt – adjusted beginning of period	93,081	65,752
Change due to modification (Note 7)	(1,452)	-
Accretion and capitalized interest	17,131	11,599
Funding, net of costs	69,723	14,917
Total Non-Convertible Debt	178,483	92,268
Less current portion	(178,483)	(92,268)
Non-current portion	$-	$-

Since January 2015, the Company has issued $140.0 million of secured non-convertible debentures to Glencore, including $70.0 million during the twelve months ended December 31, 2018. The Company has provided security on these debentures covering all of the assets of PolyMet.
These debentures bear interest at twelve month U.S. dollar LIBOR plus 8.0% through December 31, 2015, twelve month U.S. dollar LIBOR plus 15.0% beginning January 1, 2016, and twelve month U.S. dollar LIBOR plus 10.0% beginning April 1, 2018.  Interest is compounded quarterly and payable in cash or by increasing the principal amount of the debentures, at Glencore’s option.  Since inception, $38.882 million of interest has been capitalized to the principal amount of the debenture.  All borrowing costs were eligible for capitalization and 100% of these costs were capitalized during the twelve months ended December 31, 2018.
The due date of these debentures was the earlier of (i) March 31, 2019 or (ii) the availability of at least $100 million of debt or equity financing or (iii) when the Company elects to repay the debt early and demonstrates that such repayment is prudent, on which date all principal and interest accrued to such date will be due and payable.
Subsequent to December 31, 2018, PolyMet and Glencore agreed to extend the maturity date of the secured non-convertible debt to provide the Company time to prepare for and complete a rights offering by June 30, 2019, fully backstopped by Glencore, to raise sufficient funds to repay the secured non-convertible debt.  See additional discussion in Note 16.